Intangible assets (Details 5 - Textuals) - Cash-generating units - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units
Amount by which unit's recoverable amount exceeds its carrying amount	R$ 1,987	R$ 1,919
Forecast period of financial projections	5 years
Forecast period of cash flow projections	5 years
Forecast period of revenue growth projections	5 years
Percentage of EBITDA margin on net revenue per annum	22.00%
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Disclosure of information for cash-generating units
Average revenue growth rate per annum	28.00%
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Disclosure of information for cash-generating units
Average revenue growth rate per annum	43.00%